Revenue	12 Months Ended
Feb. 28, 2023
Revenue [Abstract]
REVENUE

20. REVENUE

The Group generates revenue by offering a full-stack smart mobility technology SaaS platform for connected vehicles and other assets, vehicles sales and delivery services.

In the following table, revenue from contract with customers is disaggregated by revenue streams, primary geographical markets and timing of revenue recognition.

	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Revenue from contracts with customers
Subscription revenue - Cartrack	3,003,931	2,565,745	2,209,017
Subscription revenue - Karooooo Logistics	6,141	2,420	–
Other revenue - Cartrack
Hardware sales	29,685	37,435	45,280
Installation revenue	29,278	21,321	20,511
Miscellaneous contract fees	13,746	12,299	15,735
Vehicle sales	250,845	67,310	–
Delivery service fees	173,441	39,621	–
Total revenue	3,507,067	2,746,151	2,290,543

Primary geographical markets
South Africa	2,730,401	2,123,153	1,681,928
Africa-Other	131,077	101,019	105,895
Europe	257,078	229,671	219,866
Asia-Pacific*, Middle East and USA	388,511	292,308	282,854
	3,507,067	2,746,151	2,290,543

Timing of revenue recognition
Products and services transferred at a point in time	323,554	177,986	81,526
Services transferred over time	3,183,513	2,568,165	2,209,017
Total revenue	3,507,067	2,746,151	2,290,543

*	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 105.6 million (2022: ZAR 96.1 million, 2021: ZAR 98.6 million).